Significant Accounting Policies - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 871,286	$ 856,478
Accumulated Amortization	$ 697,605	$ 646,141
Weighted-Average Life Average Life	6 years 2 months 23 days	5 years 7 months 21 days
Product Related Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 647,594	$ 518,499
Accumulated Amortization	$ 520,746	$ 428,832
Weighted-Average Life Average Life	6 years 1 month 13 days	5 years 6 months 29 days
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 223,692	$ 337,979
Accumulated Amortization	$ 176,859	$ 217,309
Weighted-Average Life Average Life	6 years 6 months 14 days	5 years 4 months 13 days